STOCK-BASED COMPENSATION - Schedule of Assumptions Used to Estimate Fair Value of Options (Details) - Employee Stock Option - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility (as a percent)	120.89%		129.54%
Expected term in years	5 years 2 months 4 days		5 years 10 months 2 days
Dividend rate	0.00%	0.00%	0.00%
Risk-free interest rate	3.75%		4.34%
Fair value of option on grant date (in usd per share)	$ 1.92		$ 3,298.42